Additional Information - Condensed Financial Statements of the Parent Company - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating Expenses [Abstract]
Selling and marketing expenses	$ 82,168	¥ 572,040	¥ 432,059	¥ 223,249
General and Administrative Expense	14,923	103,890	84,360	27,491
Research and development expenses	6,225	43,339	19,262	15,925
Total operating expenses	103,316	719,269	535,681	266,665
Net loss attributable to ordinary shareholders	(36,097)	(251,299)	(78,700)	(90,671)
Accretions to preferred shares redemption value			35,066	20,945
Net loss	(36,002)	(250,640)	(113,766)	(111,616)
Foreign currency translation adjustments, net of nil tax	1,404	9,771	3,401	(1,367)
TuanChe Limited's shareholders	(34,598)	(240,869)	(110,365)	(112,983)
Reportable Legal Entities Member | Parent Company [Member]
Operating Expenses [Abstract]
Selling and marketing expenses	(37)	(256)	(1,511)	0
General and Administrative Expense	(2,844)	(19,801)	(12,936)	(1,600)
Research and development expenses	(61)	(422)	(84)	0
Total operating expenses	(2,942)	(20,479)	(14,531)	(1,600)
Interest (expenses)/income, net	883	6,142	(1,470)	(657)
Change in the value of warrant	0	0	(3,843)	(1,390)
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(33,871)	(235,804)	(58,864)	(87,023)
Others, net	(72)	(499)	8	(1)
Net loss attributable to ordinary shareholders	(36,002)	(250,640)	(78,700)	(90,671)
Accretions to preferred shares redemption value	0	0	(35,066)	(20,945)
Net loss	(36,002)	(250,640)	(113,766)	(111,616)
Foreign currency translation adjustments, net of nil tax	1,404	9,771	3,401	(1,367)
TuanChe Limited's shareholders	$ (34,598)	¥ (240,869)	¥ (110,365)	¥ (112,983)